Schedule of Investments (unaudited) March 31, 2022	BlackRock LifePath® Dynamic 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 88.0%
BlackRock Advantage Emerging Markets Fund, Class K	1,009,000	$10,927,469
BlackRock Tactical Opportunities Fund, Class K	394,145	5,470,728
Diversified Equity Master Portfolio	$56,980,547	56,980,547
International Tilts Master Portfolio	$16,012,083	16,012,083
iShares Developed Real Estate Index Fund, Class K	458,246	5,251,499
iShares MSCI EAFE Small-Cap ETF	92,136	6,112,302

		100,754,628

Fixed-Income Funds — 5.3%
Advantage CoreAlpha Bond Master Portfolio	$1,451,669	1,451,669
iShares Core U.S. Aggregate Bond ETF	9,972	1,068,001
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	2,347	283,846
iShares TIPS Bond ETF(b)	18,686	2,327,715
Master Total Return Portfolio	$986,017	986,017

		6,117,248

Security	Shares	Value

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(c)(d)	1,562,504	$1,562,191
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(c)	6,736,963	6,736,963

		8,299,154

Total Investments — 100.6% (Cost: $105,275,698)		115,171,030

Liabilities in Excess of Other Assets — (0.6)%		(679,921)

Net Assets — 100.0%		$114,491,109

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
Advantage CoreAlpha Bond Master Portfolio	$1,551,682	$7,782	(a)(b)	$—		$(28,909)	$(78,886)	$1,451,669	$1,451,669	$7,782		$—
BlackRock Advantage Emerging Markets Fund, Class K	12,207,963	589,327		(854,623)		(142,306)	(872,892)	10,927,469	1,009,000	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	8,373,082	—		(6,807,875	)(a)	(3,667)	651	1,562,191	1,562,504	2,095	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,338,716	3,398,247	(a)	—		—	—	6,736,963	6,736,963	1,029		—
BlackRock Tactical Opportunities Fund, Class K	5,541,674	—		—		—	(70,946)	5,470,728	394,145	—		—
Diversified Equity Master Portfolio	60,217,695	120,892	(a)(b)	—		427,101	(3,785,141)	56,980,547	$56,980,547	120,892		—
International Tilts Master Portfolio	17,360,706	113,306	(a)(b)	—		(135,114)	(1,326,815)	16,012,083	$16,012,083	113,306		—
iShares Core U.S. Aggregate Bond ETF	1,137,606	—		—		—	(69,605)	1,068,001	9,972	3,212		—
iShares Developed Real Estate Index Fund, Class K	5,426,822	231,193		(197,952)		7,865	(216,429)	5,251,499	458,246	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	311,024	—		—		—	(27,178)	283,846	2,347	1,168		—
iShares MSCI EAFE Small-Cap ETF	6,734,220	—		—		—	(621,918)	6,112,302	92,136	—		—
iShares TIPS Bond ETF	2,197,692	215,409		—		—	(85,386)	2,327,715	18,686	12,479		—
Master Total Return Portfolio	1,053,452	10,865	(a)(b)	—		(15,940)	(62,360)	986,017	$986,017	10,865		—

						$109,030	$(7,216,905)	$115,171,030		$272,828		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	5	04/14/22	$463	$8,164
TOPIX Index	21	06/09/22	3,325	258,539
S&P/TSE 60 Index	15	06/16/22	3,161	49,301
FTSE 100 Index	12	06/17/22	1,174	50,240
FTSE/MIB Index	4	06/17/22	536	27,987
MSCI EAFE Index	36	06/17/22	3,860	177,461
Russell 2000 E-Mini Index	11	06/17/22	1,137	25,325
S&P 500 Micro E-Mini Index	112	06/17/22	2,537	135,022
10-Year U.S. Treasury Note	30	06/21/22	3,683	(69,135)

				662,904

Short Contracts
S&P 500 E-Mini Index	5	06/17/22	1,133	(70,690)
Ultra U.S. Treasury Bond	12	06/21/22	2,124	72,306
5-Year U.S. Treasury Note	27	06/30/22	3,093	100,284

				101,900

				$764,804

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,786,000	USD	1,309,621	Bank of America N.A.	06/15/22	$28,453
CAD	189,000	USD	150,053	Bank of America N.A.	06/15/22	1,101
CAD	1,665,000	USD	1,300,903	Bank of America N.A.	06/15/22	30,690
CAD	165,000	USD	130,599	Morgan Stanley & Co. International PLC	06/15/22	1,361
CAD	3,853,994	USD	3,043,135	Morgan Stanley & Co. International PLC	06/15/22	39,119
USD	169,208	EUR	152,000	Morgan Stanley & Co. International PLC	06/15/22	604
USD	182,235	JPY	21,019,000	Morgan Stanley & Co. International PLC	06/15/22	9,261
USD	1,257,879	JPY	145,083,938	Morgan Stanley & Co. International PLC	06/15/22	63,923

						174,512

EUR	3,346,263	USD	3,724,987	Bank of America N.A.	06/15/22	(13,186)
JPY	145,084,000	USD	1,260,594	Deutsche Bank AG	06/15/22	(66,637)
USD	1,301,658	AUD	1,785,532	Bank of America N.A.	06/15/22	(36,066)
USD	1,315,161	CAD	1,665,488	Bank of America N.A.	06/15/22	(16,822)
USD	3,649,879	EUR	3,346,000	Deutsche Bank AG	06/15/22	(61,631)

						(194,342)

						$(19,830)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2045 Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$27,761,998	$—	$—	$27,761,998
Fixed-Income Funds	3,679,562	—	—	3,679,562
Money Market Funds	8,299,154	—	—	8,299,154

	$39,740,714	$—	$—	39,740,714

Investments Valued at NAV(a)				75,430,316

				$115,171,030

Derivative Financial Instruments(b)
Assets
Equity Contracts	$387,109	$344,930	$—	$732,039
Foreign Currency Exchange Contracts	—	174,512	—	174,512
Interest Rate Contracts	172,590	—	—	172,590
Liabilities
Equity Contracts	(70,690)	—	—	(70,690)
Foreign Currency Exchange Contracts	—	(194,342)	—	(194,342)
Interest Rate Contracts	(69,135)	—	—	(69,135)

	$419,874	$325,100	$—	$744,974

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

Portfolio Abbreviation (continued)

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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